UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Artificial Intelligence ETF (Ticker: AIFD)

TCW Compounders ETF (Ticker: GRW)

TCW Transform 500 ETF (Ticker: VOTE)

TCW Transform Supply Chain ETF (Ticker: SUPP)

TCW Transform Systems ETF (Ticker: PWRD)

(Exact name of Registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Peter Davidson, Esq. Vice President and Secretary 515 South Flower Street, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports To Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW Artificial Intelligence ETF

Ticker: AIFD | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$35	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Key Fund Statistics

  Total Net Assets$52,299,741
  # of Portfolio Holdings32
  Portfolio Turnover Rate11%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Software	24.5%
Semiconductors & Semiconductor Equipment	24.1%
Communications Equipment	10.8%
Interactive Media & Services	9.3%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Automobiles	3.6%
IT Services	2.9%
Time Deposit	2.8%
Other Security TypesFootnote Reference*	11.9%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%
Palo Alto Networks, Inc.	5.6%
Arista Networks, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	5.2%
Broadcom, Inc.	5.0%
ServiceNow, Inc.	4.8%
CyberArk Software Ltd.	4.1%
Meta Platforms, Inc., Class A	4.0%
Microsoft Corp.	3.8%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Russell 3000 Growth Index to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Artificial Intelligence ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: AIFD

TSR AIFD-0425

TCW Compounders ETF

Ticker: GRW | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Compounders ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Compounders ETF	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Key Fund Statistics

  Total Net Assets$135,706,559
  # of Portfolio Holdings24
  Portfolio Turnover Rate10%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Software	29.5%
Financial Services	18.4%
Aerospace & Defense	17.4%
Commercial Services & Supplies	7.7%
Specialty Retail	4.9%
Capital Markets	4.4%
Chemicals	3.1%
Hotels, Restaurants & Leisure	2.8%
Other Security TypesFootnote Reference*	11.4%
Other Assets in Excess of Liabilities	0.4%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Constellation Software, Inc.	15.8%
Fiserv, Inc.	9.3%
TransDigm Group, Inc.	8.9%
Waste Connections, Inc.	7.7%
HEICO Corp.	4.9%
Visa, Inc., Class A	4.8%
Fair Isaac Corp.	4.6%
Microsoft Corp.	4.5%
Mastercard, Inc., Class A	4.4%
General Electric Co.	3.6%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Russell 1000® Index to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Compounders ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: GRW

TSR GRW-0425

TCW Transform 500 ETF

Ticker: VOTE | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Transform 500 ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Key Fund Statistics

  Total Net Assets$719,608,873
  # of Portfolio Holdings507
  Portfolio Turnover Rate1%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Software	11.0%
Semiconductors & Semiconductor Equipment	9.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.2%
Financial Services	4.9%
Broadline Retail	4.0%
Banks	3.4%
Pharmaceuticals	3.4%
Capital Markets	3.3%
Other Security TypesFootnote Reference*	47.1%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request at 800-FUND-TCW (800-386-3829).

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform 500 ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: VOTE

TSR VOTE-0425

TCW Transform Supply Chain ETF

Ticker: SUPP | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Key Fund Statistics

  Total Net Assets$8,889,431
  # of Portfolio Holdings23
  Portfolio Turnover Rate28%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Commercial Services & Supplies	18.9%
Semiconductors & Semiconductor Equipment	16.5%
Construction Materials	13.8%
Aerospace & Defense	9.0%
Software	7.7%
Electrical Equipment	6.7%
Building Products	6.4%
Ground Transportation	5.4%
Other Security TypesFootnote Reference*	12.3%
Other Assets in Excess of Liabilities	3.3%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Waste Connections, Inc.	11.2%
TransDigm Group, Inc.	9.0%
GFL Environmental, Inc.	7.7%
Martin Marietta Materials, Inc.	7.5%
Eaton Corp. plc	6.7%
Vulcan Materials Co.	6.3%
Broadcom, Inc.	4.8%
PTC, Inc.	4.8%
Trane Technologies plc	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.7%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Morningstar® US Market Extended TR USD Index℠ to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Supply Chain ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: SUPP

TSR SUPP-0425

TCW Transform Systems ETF

Ticker: PWRD | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Transform Systems ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Key Fund Statistics

  Total Net Assets$357,575,689
  # of Portfolio Holdings26
  Portfolio Turnover Rate31%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	23.3%
Electrical Equipment	15.3%
Independent Power & Renewable Electricity Producers	9.9%
Commercial Services & Supplies	9.6%
Oil, Gas & Consumable Fuels	8.4%
Semiconductors & Semiconductor Equipment	8.4%
Ground Transportation	7.8%
Time Deposit	6.1%
Building Products	5.2%
Other Security TypesFootnote Reference*	6.0%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

General Electric Co.	9.7%
Republic Services, Inc., Class A	9.6%
Safran S.A.	8.7%
Vistra Corp.	7.0%
JP Morgan Chase, New York	6.1%
Trane Technologies plc	5.2%
Vertiv Holdings Co., Class A	5.1%
Airbus SE	5.0%
Broadcom, Inc.	4.9%
Union Pacific Corp.	4.0%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Morningstar® US Market Extended TR USD Index℠ to the S&P 500 Index.

On February 3, 2025, the Fund changed tickers from NETZ to PWRD.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Systems ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: PWRD

TSR PWRD-0425

(b)	Not applicable.

Item 2. Code Of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees And Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee Of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TCW ETFs

TCW ETF TRUST

Semi-Annual Financial Statements

and Other Information
Form N-CSR Items 7-11

April 30, 2025

TCW Artificial Intelligence ETF (AIFD)
TCW Compounders ETF (GRW)
TCW Transform 500 ETF (VOTE)
TCW Transform Supply Chain ETF (SUPP)
TCW Transform Systems ETF (PWRD)

[This Page Intentionally Left Blank]

Schedule of Investments TCW Artificial Intelligence ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.2%

Automobile Components – 0.6%
Mobileye Global, Inc., Class A*	21,354	$311,341

Automobiles – 3.6%
Tesla, Inc.*	6,680	1,884,829

Broadline Retail – 5.3%
Amazon.com, Inc.*	15,071	2,779,394

Communications Equipment – 10.8%
Arista Networks, Inc.*	35,638	2,931,938
Lumentum Holdings, Inc.*	18,767	1,108,004
Motorola Solutions, Inc.	3,657	1,610,506
		5,650,448
Electrical Equipment – 4.8%
Eaton Corp. plc	3,911	1,151,281
Vertiv Holdings Co., Class A	16,058	1,371,032
		2,522,313
Electronic Equipment, Instruments & Components – 1.7%
Cognex Corp.	32,090	876,057

Entertainment – 2.2%
Spotify Technology S.A.*	1,911	1,173,316

Interactive Media & Services – 9.3%
Alphabet, Inc., Class A	17,244	2,738,347
Meta Platforms, Inc., Class A	3,840	2,108,160
		4,846,507
IT Services – 2.9%
International Business Machines Corp.	6,282	1,519,113

Machinery – 2.7%
Deere & Co.	1,643	761,629
Symbotic, Inc., Class A*	29,435	635,207
		1,396,836
Media – 2.0%
Trade Desk, Inc. (The), Class A*	19,709	1,056,994

Semiconductors & Semiconductor Equipment – 24.1%
ASML Holding NV	1,752	1,170,476
Broadcom, Inc.	13,558	2,609,508
Marvell Technology, Inc.	22,311	1,302,293
Micron Technology, Inc.	22,605	1,739,455
NVIDIA Corp.	40,446	4,405,379
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,106	1,351,189
		12,578,300
Investments	Shares	Value
Software – 24.5%
Cadence Design Systems, Inc.*	3,125	$930,438
CyberArk Software Ltd.*	6,036	2,125,638
Datadog, Inc., Class A*	9,810	1,002,190
Microsoft Corp.	5,015	1,982,229
Palo Alto Networks, Inc.*	15,738	2,941,903
Salesforce, Inc.	5,050	1,356,986
ServiceNow, Inc.*	2,622	2,504,036
		12,843,420
Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	4,942	1,050,175
Super Micro Computer, Inc.*	11,485	365,912
		1,416,087

Total Common Stocks (Cost $48,329,929)		50,854,955

	Principal
Short-Term Investments – 2.8%
Time Deposit – 2.8%
Citibank, New York 3.68% 5/1/2025 (Cost $1,463,339)	$1,463,339	1,463,339

Total Investments – 100.0% (Cost $49,793,268)		$52,318,294
Liabilities in Excess of Other Assets - 0.0%†		(18,553)
Net Assets – 100.0%		$52,299,741

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$50,854,955	$–	$–	$50,854,955
Short-Term Investments
Time Deposit	1,463,339	–	–	1,463,339
Total Investments	$52,318,294	$–	$–	$52,318,294

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Compounders ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.4%

Aerospace & Defense – 17.4%
General Electric Co.	23,985	$4,833,937
HEICO Corp.	26,422	6,625,581
TransDigm Group, Inc.	8,591	12,139,684
		23,599,202
Capital Markets – 4.4%
MSCI, Inc., Class A	5,922	3,228,142
S&P Global, Inc.	5,525	2,762,776
		5,990,918
Chemicals – 3.1%
Linde plc	9,427	4,272,599

Commercial Services & Supplies – 7.7%
Waste Connections, Inc.	52,925	10,459,568

Electrical Equipment – 2.8%
AMETEK, Inc.	22,327	3,786,213

Financial Services – 18.4%
Fiserv, Inc.*	68,387	12,622,188
Mastercard, Inc., Class A	10,830	5,935,490
Visa, Inc., Class A	18,668	6,449,794
		25,007,472
Hotels, Restaurants & Leisure – 2.8%
Hilton Worldwide Holdings, Inc.	17,069	3,848,718

IT Services – 2.6%
Gartner, Inc.*	8,323	3,504,649

Life Sciences Tools & Services – 1.8%
Danaher Corp.	12,098	2,411,494

Media – 2.0%
Trade Desk, Inc. (The), Class A*	51,281	2,750,200

Software – 29.5%
Cadence Design Systems, Inc.*	10,965	3,264,719
Constellation Software, Inc.	5,959	21,475,699
Fair Isaac Corp.*	3,148	6,263,513
Microsoft Corp.	15,395	6,085,028
Roper Technologies, Inc.	4,989	2,794,239
		39,883,198
Specialty Retail – 4.9%
Murphy USA, Inc.	8,017	3,997,035
O’Reilly Automotive, Inc.*	1,858	2,629,442
		6,626,477

Total Common Stocks (Cost $98,065,825)		132,140,708
Investments	Shares	Value
WARRANTS – 0.0%†

Software – 0.0%†
Constellation Software, Inc.* †† (Cost $0)	14,592	$0	**

	Principal
Short-Term Investments – 2.2%
Time Deposit – 2.2%
Citibank, New York 3.68% 5/1/2025 (Cost $2,973,194)	$2,973,194	2,973,194

Total Investments – 99.6% (Cost $101,039,019)		$135,113,902
Other Assets Less Liabilities – 0.4%		592,657
Net Assets – 100.0%		$135,706,559

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Compounders ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*		Total
Investments
Assets
Common Stocks**	$132,140,708	$–	$–		$132,140,708
Warrants**	–	–	0	***	0	***
Short-Term Investments
Time Deposit	2,973,194	–	–		2,973,194
Total Investments	$135,113,902	$–	$0	**	$135,113,902

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Amount rounds to less than $0.50.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%

Aerospace & Defense – 2.1%
Axon Enterprise, Inc.*	1,084	$664,817
Boeing Co.*	11,150	2,043,126
General Dynamics Corp.	3,625	986,435
General Electric Co.	15,992	3,223,029
HEICO Corp.	632	158,480
HEICO Corp., Class A	1,149	230,869
Howmet Aerospace, Inc.	5,968	827,045
L3Harris Technologies, Inc.	2,821	620,676
Lockheed Martin Corp.	3,117	1,489,147
Northrop Grumman Corp.	2,157	1,049,381
RTX Corp.	19,888	2,508,473
Textron, Inc.	2,844	200,132
TransDigm Group, Inc.	835	1,179,913
		15,181,523
Air Freight & Logistics – 0.3%
Expeditors International of
Washington, Inc.	2,092	229,932
FedEx Corp.	3,305	695,141
United Parcel Service, Inc., Class B	10,890	1,037,816
		1,962,889
Automobile Components – 0.0%†
Aptiv plc*	3,595	205,131

Automobiles – 1.8%
Ford Motor Co.	58,647	587,056
General Motors Co.	14,840	671,362
Tesla, Inc.*	41,779	11,788,363
		13,046,781
Banks – 3.4%
Bank of America Corp.	102,039	4,069,315
Citigroup, Inc.	28,107	1,921,957
Citizens Financial Group, Inc.	6,557	241,888
Fifth Third Bancorp	10,137	364,324
First Citizens BancShares, Inc., Class A	155	275,767
Huntington Bancshares, Inc.	21,533	312,874
JPMorgan Chase & Co.	41,704	10,201,632
KeyCorp	14,784	219,395
M&T Bank Corp.	2,475	420,156
PNC Financial Services Group, Inc. (The)	5,935	953,695
Regions Financial Corp.	13,692	279,454
Truist Financial Corp.	19,469	746,441
US Bancorp	23,199	935,848
Investments	Shares	Value
Wells Fargo & Co.	49,103	$3,486,804
		24,429,550
Beverages – 1.2%
Brown-Forman Corp., Class B	4,444	154,829
Coca-Cola Co.	58,336	4,232,277
Constellation Brands, Inc., Class A	2,304	432,092
Keurig Dr Pepper, Inc.	16,222	561,119
Monster Beverage Corp.*	10,222	614,547
PepsiCo, Inc.	20,526	2,782,915
		8,777,779
Biotechnology – 1.9%
AbbVie, Inc.	26,359	5,142,640
Alnylam Pharmaceuticals, Inc.*	1,924	506,474
Amgen, Inc.	8,025	2,334,633
Biogen, Inc.*	2,162	261,775
BioMarin Pharmaceutical, Inc.*	2,807	178,778
Gilead Sciences, Inc.	18,603	1,981,964
Incyte Corp.*	2,446	153,266
Moderna, Inc.*	5,004	142,814
Natera, Inc.*	1,893	285,710
Regeneron Pharmaceuticals, Inc.	1,577	944,245
Vertex Pharmaceuticals, Inc.*	3,843	1,958,009
		13,890,308
Broadline Retail – 4.0%
Amazon.com, Inc.*	142,875	26,349,008
Coupang, Inc., Class A*	17,893	418,159
eBay, Inc.	7,151	487,412
MercadoLibre, Inc.*	728	1,696,859
		28,951,438
Building Products – 0.5%
Builders FirstSource, Inc.*	1,711	204,687
Carlisle Cos, Inc.	690	261,841
Carrier Global Corp.	12,109	757,297
Johnson Controls International plc	9,856	826,918
Lennox International, Inc.	475	259,706
Masco Corp.	3,285	199,104
Trane Technologies plc	3,366	1,290,222
		3,799,775
Capital Markets – 3.3%
Ameriprise Financial, Inc.	1,447	681,566
Ares Management Corp., Class A	2,764	421,593
Bank of New York Mellon Corp. (The)	10,693	859,824
Blackrock, Inc.	2,172	1,985,773
Blackstone, Inc.	10,917	1,437,878
Carlyle Group, Inc. (The)	3,216	124,266

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Charles Schwab Corp. (The)	23,466	$1,910,132
CME Group, Inc., Class A	5,369	1,487,643
Coinbase Global, Inc., Class A*	3,091	627,133
FactSet Research Systems, Inc.	567	245,069
Goldman Sachs Group, Inc. (The)	4,659	2,551,034
Interactive Brokers Group, Inc., Class A	1,588	272,898
Intercontinental Exchange, Inc.	8,537	1,433,960
KKR & Co., Inc.	9,933	1,135,044
LPL Financial Holdings, Inc.	1,194	381,829
Moody’s Corp.	2,340	1,060,301
Morgan Stanley	18,569	2,143,234
MSCI, Inc., Class A	1,181	643,775
Nasdaq, Inc.	5,780	440,494
Northern Trust Corp.	2,950	277,241
Raymond James Financial, Inc.	2,747	376,449
Robinhood Markets, Inc., Class A*	7,651	375,741
S&P Global, Inc.	4,595	2,297,730
State Street Corp.	4,368	384,821
T Rowe Price Group, Inc.	3,313	293,366
		23,848,794
Chemicals – 1.2%
Air Products & Chemicals, Inc.	3,318	899,477
CF Industries Holdings, Inc.	2,580	202,195
Corteva, Inc.	10,226	633,910
Dow, Inc.	10,461	320,002
DuPont de Nemours, Inc.	6,236	411,514
Ecolab, Inc.	3,793	953,674
International Flavors & Fragrances, Inc.	3,811	299,011
Linde plc	7,095	3,215,666
LyondellBasell Industries NV, Class A	3,860	224,691
PPG Industries, Inc.	3,520	383,187
Sherwin-Williams Co.	3,471	1,224,985
Westlake Corp.	507	46,862
		8,815,174
Commercial Services & Supplies – 0.6%
Cintas Corp.	5,169	1,094,174
Copart, Inc.*	13,031	795,282
Republic Services, Inc., Class A	3,058	766,794
Rollins, Inc.	4,394	251,029
Veralto Corp.	3,530	338,527
Waste Management, Inc.	5,484	1,279,746
		4,525,552
Investments	Shares	Value
Communications Equipment – 0.8%
Arista Networks, Inc.*	15,404	$1,267,287
Cisco Systems, Inc. (Delaware)	59,331	3,425,179
Motorola Solutions, Inc.	2,495	1,098,773
		5,791,239
Construction & Engineering – 0.1%
EMCOR Group, Inc.	702	281,291
Quanta Services, Inc.	2,172	635,723
		917,014
Construction Materials – 0.3%
CRH plc	10,140	967,558
Martin Marietta Materials, Inc.	922	483,110
Vulcan Materials Co.	1,982	519,938
		1,970,606
Consumer Finance – 0.6%
American Express Co.	8,223	2,190,689
Capital One Financial Corp.	5,675	1,022,976
Discover Financial Services	3,730	681,359
Synchrony Financial	5,807	301,674
		4,196,698
Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	6,627	6,590,552
Dollar General Corp.	3,273	306,647
Dollar Tree, Inc.*	3,077	251,606
Kroger Co.	10,092	728,743
Sysco Corp.	7,304	521,506
Target Corp.	6,886	665,876
Walmart, Inc.	64,646	6,286,824
		15,351,754
Containers & Packaging – 0.2%
Amcor plc	34,059	313,343
Avery Dennison Corp.	1,196	204,648
Ball Corp.	4,451	231,185
International Paper Co.	7,771	354,979
Packaging Corp. of America	1,330	246,861
Smurfit WestRock plc	7,452	313,133
		1,664,149
Distributors – 0.1%
Genuine Parts Co.	2,091	245,797
Pool Corp.	563	165,038
		410,835
Diversified REITs – 0.0%†
WP Carey, Inc.	3,242	202,430

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	107,126	$2,967,390
Verizon Communications, Inc.	62,766	2,765,470
		5,732,860
Electric Utilities – 1.5%
American Electric Power Co., Inc.	7,944	860,653
Constellation Energy Corp.	4,660	1,041,230
Duke Energy Corp.	11,507	1,404,084
Edison International	5,727	306,452
Entergy Corp.	6,296	523,638
Evergy, Inc.	3,426	236,737
Eversource Energy	5,476	325,712
Exelon Corp.	14,862	697,028
FirstEnergy Corp.	7,582	325,116
NextEra Energy, Inc.	30,601	2,046,595
NRG Energy, Inc.	2,916	319,535
PG&E Corp.	32,684	539,940
PPL Corp.	11,005	401,683
Southern Co.	16,283	1,496,245
Xcel Energy, Inc.	8,573	606,111
		11,130,759
Electrical Equipment – 0.8%
AMETEK, Inc.	3,439	583,186
Eaton Corp. plc	5,900	1,736,783
Emerson Electric Co.	8,503	893,750
GE Vernova, Inc.	4,119	1,527,408
Hubbell, Inc., Class B	798	289,818
Rockwell Automation, Inc.	1,712	424,028
Vertiv Holdings Co., Class A	5,393	460,454
		5,915,427
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	17,982	1,383,716
CDW Corp.	1,998	320,799
Corning, Inc.	11,540	512,145
Jabil, Inc.	1,583	232,004
Keysight Technologies, Inc.*	2,596	377,458
TE Connectivity plc	4,473	654,758
Teledyne Technologies, Inc.*	700	326,221
Trimble, Inc.*	3,642	226,314
Zebra Technologies Corp., Class A*	763	190,994
		4,224,409
Energy Equipment & Services – 0.2%
Baker Hughes Co., Class A	14,773	522,964
Halliburton Co.	13,204	261,703
Schlumberger NV	21,062	700,312
		1,484,979
Investments	Shares	Value
Entertainment – 1.7%
Electronic Arts, Inc.	3,552	$515,360
Liberty Media Corp.-Liberty Formula One, Class A*	334	26,904
Liberty Media Corp.-Liberty Formula One, Class C*	3,133	277,803
Live Nation Entertainment, Inc.*	2,211	292,847
Netflix, Inc.*	6,382	7,222,636
ROBLOX Corp., Class A*	8,154	546,726
Take-Two Interactive Software, Inc.*	2,434	567,901
Walt Disney Co.	26,990	2,454,740
Warner Bros Discovery, Inc.*	33,349	289,136
		12,194,053
Financial Services – 4.9%
Apollo Global Management, Inc.	5,931	809,463
Berkshire Hathaway, Inc., Class B*	26,884	14,335,892
Block, Inc., Class A*	8,346	487,991
Corebridge Financial, Inc.	3,747	111,024
Corpay, Inc.*	1,007	327,648
Fidelity National Information Services, Inc.	8,029	633,328
Fiserv, Inc.*	8,434	1,556,663
Global Payments, Inc.	3,780	288,452
Mastercard, Inc., Class A	12,090	6,626,045
PayPal Holdings, Inc.*	14,953	984,506
Toast, Inc., Class A*	7,235	257,421
Visa, Inc., Class A	25,729	8,889,369
		35,307,802
Food Products – 0.6%
Archer-Daniels-Midland Co.	7,110	339,503
Conagra Brands, Inc.	7,122	175,985
General Mills, Inc.	8,325	472,361
Hershey Co.	2,202	368,152
Hormel Foods Corp.	4,324	129,288
J M Smucker Co.	1,583	184,055
Kellanova	3,932	325,452
Kraft Heinz Co.	13,159	382,927
McCormick & Co., Inc.	3,752	287,628
Mondelez International, Inc., Class A	20,026	1,364,370
The Campbell’s Co.	2,968	108,213
Tyson Foods, Inc., Class A	4,195	256,902
		4,394,836
Gas Utilities – 0.1%
Atmos Energy Corp.	2,315	371,858

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Ground Transportation – 0.9%
CSX Corp.	28,791	$808,163
JB Hunt Transport Services, Inc.	1,241	162,050
Norfolk Southern Corp.	3,376	756,393
Old Dominion Freight Line, Inc.	2,777	425,659
Uber Technologies, Inc.*	31,375	2,541,688
Union Pacific Corp.	9,042	1,949,998
		6,643,951
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	25,893	3,385,510
Align Technology, Inc.*	1,117	193,576
Baxter International, Inc.	7,567	235,863
Becton Dickinson & Co.	4,336	897,942
Boston Scientific Corp.*	21,982	2,261,288
Cooper Cos, Inc. (The)*	2,955	241,335
Dexcom, Inc.*	5,821	415,503
Edwards Lifesciences Corp.*	8,735	659,405
GE HealthCare Technologies, Inc.	5,859	412,063
Hologic, Inc.*	3,343	194,563
IDEXX Laboratories, Inc.*	1,230	532,160
Insulet Corp.*	1,041	262,634
Intuitive Surgical, Inc.*	5,291	2,729,098
Medtronic plc	19,147	1,622,900
ResMed, Inc.	2,194	519,078
STERIS plc	1,474	331,267
Stryker Corp.	5,395	2,017,298
Zimmer Biomet Holdings, Inc.	2,972	306,265
		17,217,748
Health Care Providers & Services – 2.1%
Cardinal Health, Inc.	3,633	513,307
Cencora, Inc.	2,585	756,552
Centene Corp.*	7,515	449,773
Cigna Group (The)	4,075	1,385,662
CVS Health Corp.	18,724	1,249,078
Elevance Health, Inc.	3,463	1,456,468
HCA Healthcare, Inc.	2,734	943,449
Humana, Inc.	1,795	470,721
Labcorp Holdings, Inc.	1,266	305,119
McKesson Corp.	1,896	1,351,450
Molina Healthcare, Inc.*	861	281,556
Quest Diagnostics, Inc.	1,655	294,954
UnitedHealth Group, Inc.	13,727	5,647,836
		15,105,925
Investments	Shares	Value
Health Care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,319	$168,499
Ventas, Inc.	6,526	457,342
Welltower, Inc.	9,485	1,447,316
		2,073,157
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	2,207	515,754

Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	6,230	759,562
Booking Holdings, Inc.	493	2,513,945
Carnival Corp.*	15,370	281,886
Chipotle Mexican Grill, Inc., Class A*	20,201	1,020,555
Darden Restaurants, Inc.	1,749	350,919
Domino’s Pizza, Inc.	518	254,012
DoorDash, Inc., Class A*	5,320	1,026,175
DraftKings, Inc., Class A*	7,108	236,625
Expedia Group, Inc.	1,836	288,123
Flutter Entertainment plc*	2,375	572,351
Hilton Worldwide Holdings, Inc.	3,567	804,287
Las Vegas Sands Corp.	5,661	207,589
Marriott International, Inc., Class A	3,388	808,309
McDonald’s Corp.	10,699	3,419,935
Royal Caribbean Cruises Ltd.	3,681	791,084
Starbucks Corp.	16,954	1,357,168
Yum! Brands, Inc.	4,185	629,591
		15,322,116
Household Durables – 0.3%
DR Horton, Inc.	4,295	542,630
Garmin Ltd.	2,294	428,680
Lennar Corp., Class A	3,403	369,600
Lennar Corp., Class B	149	15,402
NVR, Inc.*	41	292,156
PulteGroup, Inc.	3,056	313,484
		1,961,952
Household Products – 1.1%
Church & Dwight Co., Inc.	3,678	365,373
Clorox Co.	1,850	263,255
Colgate-Palmolive Co.	12,199	1,124,626
Kimberly-Clark Corp.	4,969	654,815
Procter & Gamble Co.	35,008	5,691,250
		8,099,319
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	5,041	653,465

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Industrial Conglomerates – 0.4%
3M Co.	8,130	$1,129,338
Honeywell International, Inc.	9,722	2,046,481
		3,175,819
Industrial REITs – 0.2%
Prologis, Inc.	13,795	1,409,849

Insurance – 2.3%
Aflac, Inc.	7,382	802,276
Allstate Corp. (The)	3,950	783,641
American International Group, Inc.	9,031	736,207
Aon plc, Class A	3,236	1,148,100
Arch Capital Group Ltd.	5,560	504,181
Arthur J Gallagher & Co.	3,696	1,185,270
Brown & Brown, Inc.	3,650	403,690
Chubb Ltd.	5,564	1,591,749
Cincinnati Financial Corp.	2,312	321,854
Erie Indemnity Co., Class A	376	134,841
Everest Group Ltd.	647	232,163
Hartford Insurance Group, Inc. (The)	4,306	528,217
Loews Corp.	2,664	231,315
Markel Group, Inc.*	190	345,534
Marsh & McLennan Cos, Inc.	7,361	1,659,685
MetLife, Inc.	8,673	653,684
Principal Financial Group, Inc.	3,482	258,190
Progressive Corp. (The)	8,725	2,458,182
Prudential Financial, Inc.	5,309	545,287
Travelers Cos, Inc. (The)	3,403	898,834
W R Berkley Corp.	4,597	329,559
Willis Towers Watson plc	1,501	462,008
		16,214,467
Interactive Media & Services – 6.2%
Alphabet, Inc., Class A	87,086	13,829,257
Alphabet, Inc., Class C	76,488	12,306,154
Meta Platforms, Inc., Class A	32,695	17,949,554
Pinterest, Inc., Class A*	8,886	224,994
Reddit, Inc., Class A*	1,570	183,015
Snap, Inc., Class A*	16,130	128,395
		44,621,369
IT Services – 1.4%
Accenture plc, Class A	9,320	2,788,078
Akamai Technologies, Inc.*	2,273	183,158
Cloudflare, Inc., Class A*	4,592	554,622
Cognizant Technology Solutions Corp., Class A	7,486	550,745
Gartner, Inc.*	1,144	481,716
GoDaddy, Inc., Class A*	1,997	376,095
Investments	Shares	Value
International Business Machines Corp.	13,805	$3,338,326
MongoDB, Inc., Class A*	1,157	199,201
Okta, Inc., Class A*	2,400	269,184
Snowflake, Inc., Class A*	4,805	766,349
Twilio, Inc., Class A*	2,178	210,634
VeriSign, Inc.*	1,244	350,957
		10,069,065
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	4,254	457,730
Danaher Corp.	9,781	1,949,647
Illumina, Inc.*	2,366	183,602
IQVIA Holdings, Inc.*	2,471	383,178
Mettler-Toledo International, Inc.*	319	341,512
Revvity, Inc.	1,842	172,098
Thermo Fisher Scientific, Inc.	5,699	2,444,870
Waters Corp.*	883	307,046
West Pharmaceutical Services, Inc.	1,088	229,884
		6,469,567
Machinery – 1.5%
Caterpillar, Inc.	7,208	2,229,218
CNH Industrial NV	13,536	156,612
Cummins, Inc.	2,029	596,201
Deere & Co.	3,724	1,726,297
Dover Corp.	2,050	349,833
Fortive Corp.	5,242	365,315
IDEX Corp.	1,127	196,064
Illinois Tool Works, Inc.	4,396	1,054,644
Ingersoll Rand, Inc.	6,031	454,918
Otis Worldwide Corp.	6,036	581,086
PACCAR, Inc.	7,677	692,542
Parker-Hannifin Corp.	1,916	1,159,295
Stanley Black & Decker, Inc.	2,282	136,966
Westinghouse Air Brake Technologies Corp.	2,551	471,272
Xylem, Inc./NY	3,596	433,570
		10,603,833
Media – 0.5%
Charter Communications, Inc., Class A*	1,450	568,197
Comcast Corp., Class A	56,309	1,925,768
Fox Corp., Class A	3,246	161,618
Fox Corp., Class B	1,991	92,064
Omnicom Group, Inc.	2,918	222,235
Trade Desk, Inc. (The), Class A*	6,649	356,586
		3,326,468

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	21,409	$771,366
Newmont Corp.	16,980	894,507
Nucor Corp.	3,465	413,617
Reliance, Inc.	830	239,231
Southern Copper Corp.	1,319	118,077
Steel Dynamics, Inc.	2,123	275,374
		2,712,172
Multi-Utilities – 0.7%
Ameren Corp.	3,973	394,281
CenterPoint Energy, Inc.	9,541	370,000
CMS Energy Corp.	4,450	327,743
Consolidated Edison, Inc.	5,154	581,114
Dominion Energy, Inc.	12,493	679,368
DTE Energy Co.	3,076	421,412
NiSource, Inc.	6,962	272,284
Public Service Enterprise Group, Inc.	7,432	594,040
Sempra	9,396	697,840
WEC Energy Group, Inc.	4,705	515,292
		4,853,374
Oil, Gas & Consumable Fuels – 3.0%
Cheniere Energy, Inc.	3,343	772,601
Chevron Corp.	24,446	3,326,123
ConocoPhillips	18,977	1,691,230
Coterra Energy, Inc.	11,129	273,328
Devon Energy Corp.	9,788	297,653
Diamondback Energy, Inc.	2,832	373,852
EOG Resources, Inc.	8,380	924,565
EQT Corp.	8,422	416,384
Expand Energy Corp.	2,992	310,869
Exxon Mobil Corp.	64,718	6,836,162
Hess Corp.	4,155	536,203
Kinder Morgan, Inc.	29,336	771,537
Marathon Petroleum Corp.	4,793	658,606
Occidental Petroleum Corp.	10,031	395,322
ONEOK, Inc.	9,174	753,736
Phillips 66	6,154	640,385
Targa Resources Corp.	3,230	552,007
Texas Pacific Land Corp.	289	372,483
Valero Energy Corp.	4,687	544,114
Williams Cos, Inc. (The)	18,133	1,062,050
		21,509,210
Investments	Shares	Value
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	9,578	$398,733
Southwest Airlines Co.	8,864	247,837
United Airlines Holdings, Inc.*	4,878	335,704
		982,274
Personal Care Products – 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,461	207,522
Kenvue, Inc.	25,873	610,602
		818,124
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	30,379	1,525,026
Eli Lilly & Co.	11,957	10,748,746
Johnson & Johnson	35,940	5,617,781
Merck & Co., Inc.	37,832	3,223,286
Pfizer, Inc.	84,607	2,065,257
Zoetis, Inc., Class A	6,736	1,053,510
		24,233,606
Professional Services – 0.7%
Automatic Data Processing, Inc.	6,087	1,829,752
Booz Allen Hamilton Holding Corp., Class A	1,913	229,598
Broadridge Financial Solutions, Inc.	1,749	423,958
Equifax, Inc.	1,838	478,119
Jacobs Solutions, Inc.	1,880	232,744
Leidos Holdings, Inc.	2,005	295,096
Paychex, Inc.	4,832	710,884
SS&C Technologies Holdings, Inc.	3,215	243,054
TransUnion	2,889	239,671
Verisk Analytics, Inc., Class A	2,130	631,396
		5,314,272
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	4,537	554,331
CoStar Group, Inc.*	6,220	461,337
		1,015,668
Residential REITs – 0.3%
AvalonBay Communities, Inc.	2,112	443,477
Equity Residential	5,125	360,083
Essex Property Trust, Inc.	957	267,147
Invitation Homes, Inc.	8,543	292,085
Mid-America Apartment Communities, Inc.	1,739	277,631
Sun Communities, Inc.	1,851	230,320
		1,870,743

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Retail REITs – 0.2%
Realty Income Corp.	12,999	$752,122
Simon Property Group, Inc.	4,578	720,486
		1,472,608
Semiconductors & Semiconductor Equipment – 9.8%
Advanced Micro Devices, Inc.*	24,180	2,353,923
Analog Devices, Inc.	7,409	1,444,162
Applied Materials, Inc.	12,117	1,826,153
Broadcom, Inc.	68,652	13,213,450
Entegris, Inc.	2,237	176,991
First Solar, Inc.*	1,519	191,121
Intel Corp.	64,392	1,294,279
KLA Corp.	1,984	1,394,137
Lam Research Corp.	19,191	1,375,419
Marvell Technology, Inc.	12,843	749,646
Microchip Technology, Inc.	7,924	365,138
Micron Technology, Inc.	16,538	1,272,599
Monolithic Power Systems, Inc.	694	411,611
NVIDIA Corp.	352,281	38,370,446
NXP Semiconductors NV	3,817	703,511
ON Semiconductor Corp.*	6,424	255,033
QUALCOMM, Inc.	16,512	2,451,372
Teradyne, Inc.	2,429	180,256
Texas Instruments, Inc.	13,618	2,179,561
		70,208,808
Software – 11.0%
Adobe, Inc.*	6,499	2,436,995
ANSYS, Inc.*	1,297	417,478
AppLovin Corp., Class A*	3,478	936,660
Atlassian Corp., Class A*	2,426	553,880
Autodesk, Inc.*	3,214	881,440
Cadence Design Systems, Inc.*	4,087	1,216,863
Crowdstrike Holdings, Inc., Class A*	3,434	1,472,740
Datadog, Inc., Class A*	4,649	474,942
Dynatrace, Inc.*	4,123	193,657
Fair Isaac Corp.*	354	704,347
Fortinet, Inc.*	9,711	1,007,613
Gen Digital, Inc.	8,566	221,602
HubSpot, Inc.*	744	454,956
Intuit, Inc.	4,179	2,622,197
Microsoft Corp.	111,001	43,874,256
MicroStrategy, Inc., Class A*	3,593	1,365,735
Nutanix, Inc., Class A*	3,723	255,770
Oracle Corp.	24,220	3,408,238
Palantir Technologies, Inc., Class A*	32,240	3,818,506
Palo Alto Networks, Inc.*	9,765	1,825,371
Investments	Shares	Value
PTC, Inc.*	1,779	$275,692
Roper Technologies, Inc.	1,588	889,407
Salesforce, Inc.	13,816	3,712,497
ServiceNow, Inc.*	3,083	2,944,296
Synopsys, Inc.*	2,308	1,059,395
Tyler Technologies, Inc.*	626	340,106
Workday, Inc., Class A*	3,161	774,445
Zoom Communications, Inc., Class A*	3,578	277,438
Zscaler, Inc.*	1,429	323,197
		78,739,719
Specialized REITs – 1.0%
American Tower Corp.	6,960	1,568,853
Crown Castle, Inc.	6,462	683,421
Digital Realty Trust, Inc.	4,952	794,994
Equinix, Inc.	1,441	1,240,340
Extra Space Storage, Inc.	3,151	461,685
Iron Mountain, Inc.	4,359	390,872
Public Storage	2,363	709,916
SBA Communications Corp., Class A	1,609	391,631
VICI Properties, Inc., Class A	15,739	503,963
Weyerhaeuser Co.	10,855	281,253
		7,026,928
Specialty Retail – 2.0%
AutoZone, Inc.*	252	948,175
Best Buy Co., Inc.	2,924	195,002
Burlington Stores, Inc.*	949	213,563
CarMax, Inc.*	2,359	152,557
Carvana Co., Class A*	1,775	433,721
Home Depot, Inc. (The)	14,815	5,340,659
Lowe’s Cos, Inc.	8,361	1,869,185
O’Reilly Automotive, Inc.*	859	1,215,657
Ross Stores, Inc.	4,827	670,953
TJX Cos, Inc. (The)	16,822	2,164,655
Tractor Supply Co.	8,063	408,149
Ulta Beauty, Inc.*	691	273,387
Williams-Sonoma, Inc.	1,834	283,298
		14,168,961
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	224,053	47,611,262
Dell Technologies, Inc., Class C	4,646	426,317
Hewlett Packard Enterprise Co.	19,406	314,765
HP, Inc.	14,050	359,259
NetApp, Inc.	3,081	276,520
Pure Storage, Inc., Class A*	4,582	207,840
Seagate Technology Holdings plc	3,008	273,818

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
Super Micro Computer, Inc.* ††	7,449	$237,325
Western Digital Corp.*	5,141	225,484
		49,932,590
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	2,298	254,687
Lululemon Athletica, Inc.*	1,602	433,774
NIKE, Inc., Class B	17,389	980,739
		1,669,200
Tobacco – 0.8%
Altria Group, Inc.	25,303	1,496,672
Philip Morris International, Inc.	23,154	3,967,670
		5,464,342
Trading Companies & Distributors – 0.4%
Fastenal Co.	8,525	690,270
Ferguson Enterprises, Inc.	2,993	507,792
United Rentals, Inc.	978	617,558
Watsco, Inc.	519	238,657
WW Grainger, Inc.	666	682,190
		2,736,467
Water Utilities – 0.1%
American Water Works Co., Inc.	2,907	427,358

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.	6,904	1,704,943

Total Common Stocks (Cost $631,761,620)		719,041,593

Securities Lending Reinvestment†††
Money Market Fund – 0.1%
Fidelity Investments Money Market Treasury Portfolio – Institutional Class, 4.24%†††† (Cost $362,614)	362,614	362,614
Investments	Principal	Value
Short-Term Investments – 0.0%†
Time Deposit – 0.0%†
Skandinaviska Enskilda Banken, Stockholm 3.68% 5/1/2025 (Cost $102,519)	$102,519	$102,519

Total Investments – 100.0% (Cost $632,226,753)		$719,506,726
Other Assets Less Liabilities – 0.0%†		102,147
Net Assets – 100.0%		$719,608,873

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 was $187,974, collateralized in the form of cash with a value of $362,614 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $362,614.
†††	The security was purchased with cash collateral held from securities on loan at April 30, 2025. The total value of securities purchased was $362,614.
††††	7-day net yield.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

April 30, 2025 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of April 30, 2025:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	18	6/20/2025	USD	$502,830	$19,443

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$719,041,593	$–	$–	$719,041,593
Money Market Fund	362,614	–	–	362,614
Short-Term Investments
Time Deposit	102,519	–	–	102,519
Total Investments	$719,506,726	$–	$–	$719,506,726

Other Financial Instruments
Assets
Futures Contracts***	$19,443	$–	$–	$19,443
Total Other Financial Instruments	$19,443	$–	$–	$19,443

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Supply Chain ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.4%

Aerospace & Defense – 9.0%
TransDigm Group, Inc.	568	$802,624

Building Products – 6.4%
Advanced Drainage Systems, Inc.	1,328	150,715
Trane Technologies plc	1,095	419,724
		570,439
Commercial Services & Supplies – 18.9%
GFL Environmental, Inc.	13,705	683,880
Waste Connections, Inc.	5,045	997,044
		1,680,924
Construction & Engineering – 4.0%
WillScot Holdings Corp.	13,999	351,655

Construction Materials – 13.8%
Martin Marietta Materials, Inc.	1,270	665,454
Vulcan Materials Co.	2,123	556,927
		1,222,381
Electrical Equipment – 6.7%
Eaton Corp. plc	2,017	593,744

Ground Transportation – 5.4%
Canadian Pacific Kansas City Ltd.	5,770	418,152
Saia, Inc.*	250	61,000
		479,152
Industrial Conglomerates – 2.1%
Siemens AG	831	190,115

Semiconductors & Semiconductor Equipment – 16.5%
Broadcom, Inc.	2,204	424,203
Lam Research Corp.	1,254	89,874
Marvell Technology, Inc.	2,100	122,577
Micron Technology, Inc.	1,080	83,106
NVIDIA Corp.	3,029	329,919
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,514	419,059
		1,468,738
Software – 7.7%
PTC, Inc.*	2,736	423,998
Roper Technologies, Inc.	468	262,117
		686,115
Investments	Shares	Value
Specialty Retail – 2.3%
O’Reilly Automotive, Inc.*	144	$203,789

Trading Companies & Distributors – 2.6%
Ferguson Enterprises, Inc.	1,385	234,979

Total Common Stocks (Cost $8,767,182)		8,484,655

	Principal
Short-Term Investments – 1.3%
Time Deposit – 1.3%
ANZ National Bank, London 3.68% 5/1/2025 (Cost $112,550)	$112,550	112,550

Total Investments – 96.7% (Cost $8,879,732)		$8,597,205
Other Assets Less Liabilities – 3.3%		292,226
Net Assets – 100.0%		$8,889,431

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$8,484,655	$–	$–	$8,484,655
Short-Term Investments
Time Deposit	112,550	–	–	112,550
Total Investments	$8,597,205	$–	$–	$8,597,205

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Systems ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.9%

Aerospace & Defense – 23.3%
Airbus SE	107,008	$17,836,901
General Electric Co.	172,070	34,678,989
Safran S.A.	118,111	31,175,876
		83,691,766
Building Products – 5.2%
Trane Technologies plc	48,766	18,692,495

Commercial Services & Supplies – 9.6%
Republic Services, Inc., Class A	137,393	34,451,295

Electric Utilities – 0.9%
Constellation Energy Corp.	14,305	3,196,309

Electrical Equipment – 15.3%
GE Vernova, Inc.	25,643	9,508,937
Hubbell, Inc., Class B	10,505	3,815,206
Schneider Electric SE	37,572	8,691,454
Siemens Energy AG*	185,683	14,207,105
Vertiv Holdings Co., Class A	215,225	18,375,911
		54,598,613
Ground Transportation – 7.8%
Canadian Pacific Kansas City Ltd.	186,777	13,535,729
Union Pacific Corp.	66,097	14,254,479
		27,790,208
Independent Power & Renewable Electricity Producers – 9.9%
Talen Energy Corp.*	47,655	10,249,637
Vistra Corp.	192,917	25,007,831
		35,257,468
Machinery – 1.2%
Sandvik AB	201,903	4,179,897

Oil, Gas & Consumable Fuels – 8.4%
Chevron Corp.	96,823	13,173,738
ConocoPhillips	37,934	3,380,678
Diamondback Energy, Inc.	24,639	3,252,594
Exxon Mobil Corp.	97,371	10,285,299
		30,092,309
Semiconductors & Semiconductor Equipment – 8.4%
Applied Materials, Inc.	31,646	4,769,369
Broadcom, Inc.	91,393	17,590,410
First Solar, Inc.*	12,494	1,571,995
Marvell Technology, Inc.	105,202	6,140,641
		30,072,415
Investments	Shares	Value
Software – 3.9%
Microsoft Corp.	34,944	$13,811,965

Total Common Stocks (Cost $315,429,928)		335,834,740

	Principal
Short-Term Investments – 6.1%
Time Deposit – 6.1%
JP Morgan Chase, New York 3.68% 5/1/2025 (Cost $21,673,415)	$21,673,415	21,673,415

Total Investments – 100.0% (Cost $337,103,343)		$357,508,155
Other Assets Less Liabilities – 0.0%†		67,534
Net Assets – 100.0%		$357,575,689

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Systems ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$335,834,740	$–	$–	$335,834,740
Short-Term Investments
Time Deposit	21,673,415	–	–	21,673,415
Total Investments	$357,508,155	$–	$–	$357,508,155

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	TCW Artificial Intelligence ETF	TCW Compounders ETF	TCW Transform 500 ETF
ASSETS:
Investments in securities at value (Note 2)	$50,854,955	$132,140,708	$719,404,207	(1)
Investments in time deposit at value (Note 2)	1,463,339	2,973,194	102,519
Segregated cash balance with broker for future contracts	–	–	81,590
Receivables:
Dividends and interest	12,604	8,059	388,826
Securities lending income	–	–	26
Investment securities sold	–	658,858	–
Reclaims	–	6,972	3,428
Unrealized appreciation on futures contracts	–	–	19,443
Total Assets	52,330,898	135,787,791	720,000,039

LIABILITIES:
Payables:
Management fees (Note 3)	30,968	80,448	28,303
Collateral on securities loaned at value (Note 2)	–	–	362,614
Payable for securities lending	–	784	–
Other Liabilities	189	–	249
Total Liabilities	31,157	81,232	391,166

NET ASSETS	$52,299,741	$135,706,559	$719,608,873

NET ASSETS CONSIST OF:
Paid-in capital	$49,308,186	$64,633,043	$628,341,158
Total distributable earnings (accumulated loss)	2,991,555	71,073,516	91,267,715

NET ASSETS	$52,299,741	$135,706,559	$719,608,873
Shares outstanding	2,119,741	4,062,997	11,040,000
Net asset value, per share	$24.67	$33.40	$65.18
Investment in securities at cost	$48,329,929	$98,065,825	$632,124,234
Investments in time deposit at cost	$1,463,339	$2,973,194	$102,519

(1)	Includes securities on loan with market value of $187,974.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
ASSETS:
Investments in securities at value (Note 2)	$8,484,655	$335,834,740
Investments in time deposit at value (Note 2)	112,550	21,673,415
Foreign currency at value	–	40
Receivables:
Dividends and interest	2,405	117,744
Capital shares sold	–	2,158,391
Investment securities sold	295,206	–
Reclaims	2,321	22,230
Total Assets	8,897,137	359,806,560

LIABILITIES:
Payables:
Investment securities purchased	–	2,027,569
Management fees (Note 3)	7,706	203,302
Total Liabilities	7,706	2,230,871

NET ASSETS	$8,889,431	$357,575,689

NET ASSETS CONSIST OF:
Paid-in capital	$8,454,945	$366,901,709
Total distributable earnings (accumulated loss)	434,486	(9,326,020)

NET ASSETS	$8,889,431	$357,575,689
Shares outstanding	150,000	4,970,000
Net asset value, per share	$59.26	$71.95
Investment in securities at cost	$8,767,182	$315,429,928
Investments in time deposit at cost	$112,550	$21,673,415
Foreign currency at cost	$–	$40

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended April 30, 2025 (Unaudited)

	TCW Artificial Intelligence ETF	TCW Compounders ETF	TCW Transform 500 ETF
INVESTMENT INCOME:
Dividend income	$135,924	$286,215	$4,630,618
Special dividends (Note 2)	–	–	85,126
Interest income	16,136	56,703	3,838
Securities lending income (Note 2)	–	–	216
Other income	–	2,909	194
Foreign withholding tax on dividends	(5,367)	(5,236)	(1,428)
Total Income	146,693	340,591	4,718,564

EXPENSES:
Management fees (Note 3)	230,406	566,179	180,472
Other expenses	–	27	54
Total Expenses	230,406	566,206	180,526
Net Expenses	230,406	566,206	180,526
Net Investment Income (Loss)(1)	(83,713)	(225,615)	4,538,038

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(1,600,793)	(630,519)	(1,934,141)
Foreign currency transactions	–	(2,549)	–
In-kind redemptions of investments	5,202,092	38,131,267	18,794,223
Expiration or closing of futures contracts	–	–	(53,494)
Net realized gain (loss)	3,601,299	37,498,199	16,806,588

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,929,775)	(33,880,040)	(34,854,313)
Translation of assets and liabilities denominated in foreign currencies	–	1,731	–
Future contracts	–	–	16,939
Change in unrealized appreciation (depreciation)	(10,929,775)	(33,878,309)	(34,837,374)
Net realized and unrealized gain (loss) on investments	(7,328,476)	3,619,890	(18,030,786)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(7,412,189)	$3,394,275	$(13,492,748)

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
INVESTMENT INCOME:
Dividend income	$68,359	$2,009,873
Interest income	3,605	68,583
Other income	–	1,070
Foreign withholding tax on dividends	(4,971)	(66,644)
Total Income	66,993	2,012,882

EXPENSES:
Management fees (Note 3)	68,505	1,217,624
Total Expenses	68,505	1,217,624
Net Expenses	68,505	1,217,624
Net Investment Income (Loss)(1)	(1,512)	795,258

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(966,000)	(18,839,183)
Foreign currency transactions	(2,509)	(74,253)
In-kind redemptions of investments	2,109,352	7,711,790
Net realized gain (loss)	1,140,843	(11,201,646)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,583,912)	(1,929,041)
Translation of assets and liabilities denominated in foreign currencies	135	578
Change in unrealized appreciation (depreciation)	(2,583,777)	(1,928,463)
Net realized and unrealized gain (loss) on investments	(1,442,934)	(13,130,109)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,444,446)	$(12,334,851)

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	TCW Artificial Intelligence ETF*		TCW Compounders ETF**
	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)(1)	$(83,713)	$(143,369)	$(225,615)	$398,142
Net realized gain (loss) on investments	3,601,299	5,150,629	37,498,199	53,393,123
Net change in unrealized appreciation (depreciation) on investments	(10,929,775)	10,093,750	(33,878,309)	11,730,995
Net increase (decrease) in net assets resulting from operations	(7,412,189)	15,101,010	3,394,275	65,522,260

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	–	–	(16,475,111)	(354,765)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	17,866,188	38,032,538	58,996,773	53,955,867
Reinvestment of distributions	–	–	–	248,224
Cost of shares redeemed	(13,566,400)	(22,434,283)	(78,723,424)	(118,289,261)
Net increase (decrease) in net assets from capital transactions	4,299,788	15,598,255	(19,726,651)	(64,085,170)
Increase (decrease) in net assets	(3,112,401)	30,699,265	(32,807,487)	1,082,325

NET ASSETS:
Beginning of period/year	55,412,142	24,712,877	168,514,046	167,431,721
End of period/year	$52,299,741	$55,412,142	$135,706,559	$168,514,046

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	2,039,741	1,336,540	4,622,997	6,510,187
Shares sold	600,000	1,599,031	1,660,000	1,599,675
Shares repurchased	–	–	–	8,310
Shares redeemed	(520,000)	(895,830)	(2,220,000)	(3,495,175)
Shares outstanding, end of period/year	2,119,741	2,039,741	4,062,997	4,622,997

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
*	The TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW Artificial Intelligence Equity Fund.
**	The TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW New America Premier Equities Fund.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform 500 ETF		TCW Transform Supply Chain ETF
	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)(1)	$4,538,038	$8,724,535	$(1,512)	$108,745
Net realized gain (loss) on investments	16,806,588	57,045,896	1,140,843	1,001,176
Net change in unrealized appreciation (depreciation) on investments	(34,837,374)	136,436,604	(2,583,777)	2,748,218
Net increase (decrease) in net assets resulting from operations	(13,492,748)	202,207,035	(1,444,446)	3,858,139

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,638,174)	(8,650,955)	(79,757)	(34,584)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	111,524,388	150,666,279	2,045,763	20,915,267
Cost of shares redeemed	(53,185,153)	(202,988,859)	(13,144,432)	(12,641,274)
Net increase (decrease) in net assets from capital transactions	58,339,235	(52,322,580)	(11,098,669)	8,273,993
Increase (decrease) in net assets	40,208,313	141,233,500	(12,622,872)	12,097,548

NET ASSETS:
Beginning of period/year	679,400,560	538,167,060	21,512,303	9,414,755
End of period/year	$719,608,873	$679,400,560	$8,889,431	$21,512,303

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	10,200,000	11,040,000	330,000	200,000
Shares sold	1,620,000	2,580,000	30,000	340,000
Shares redeemed	(780,000)	(3,420,000)	(210,000)	(210,000)
Shares outstanding, end of period/year	11,040,000	10,200,000	150,000	330,000

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform Systems ETF
	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)(1)	$795,258	$869,479
Net realized gain (loss) on investments	(11,201,646)	24,444,466
Net change in unrealized appreciation (depreciation) on investments	(1,928,463)	21,507,575
Net increase (decrease) in net assets resulting from operations	(12,334,851)	46,821,520

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(504,214)	(924,458)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	172,116,249	141,452,564
Cost of shares redeemed	(26,982,588)	(86,273,479)
Net increase (decrease) in net assets from capital transactions	145,133,661	55,179,085
Increase (decrease) in net assets	132,294,596	101,076,147

NET ASSETS:
Beginning of period/year	225,281,093	124,204,946
End of period/year	$357,575,689	$225,281,093

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	3,090,000	2,460,000
Shares sold	2,240,000	1,990,000
Shares redeemed	(360,000)	(1,360,000)
Shares outstanding, end of period/year	4,970,000	3,090,000

(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Artificial Intelligence ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data:
Net asset value, beginning of period/year	$27.17		$18.51		$14.88	$24.99	$18.31	$12.70
Net investment income (loss)(2)	(0.04)		(0.07)		(0.04)	(0.07)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.46)		8.73		3.67	(8.97)	6.79	5.67
Total gain (loss) from investment operations	(2.50)		8.66		3.63	(9.04)	6.68	5.61

Distributions to Shareholders:
Net realized gains	–		–		–	(1.07)	–	–
Total distributions	–		–		–	(1.07)	–	–
Net asset value, end of period/year	$24.67		$27.17		$18.51	$14.88	$24.99	$18.31
Market value, end of period/year	$24.61		$27.15		$–	$–	$–	$–

Total Return at Net Asset Value(3)	-9.18%		46.77%		24.40%	-37.81%	36.48%	44.17%

Total Return at Market Value(3)	-9.36%		46.68%		–	–	–	–

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$52,300		$55,412		$20,609	$7,780	$13,542	$6,826
Ratio to average net assets of:
Expenses Before Reimbursement	0.75	%(4)	0.90%		1.57%	1.78%	1.66%	2.81%
Net Expenses	0.75	%(4)	0.81%		0.90%	0.90%	0.90%	0.90%
Net investment income(5)	0.27	%(4)	(0.27)%		(0.21)%	(0.38)%	(0.51)%	(0.41)%
Portfolio turnover rate(6)	11%		25	%(7)	32%	47%	88%	24%

(1)	TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 6, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 6, 2024 reflect the performance of Class I of the TCW Artificial Intelligence Equity Fund.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW Artificial Intelligence Equity Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 25% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Compounders ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data:
Net asset value, beginning of period/year	$36.45		$25.76		$22.06	$31.80	$22.64	$20.34
Net investment income (loss)(2)	(0.05)		0.08	(3)	0.06	(0.05)	0.11	0.01
Net realized and unrealized gain (loss) on investments	0.72		10.67		3.64	(6.03)	9.05	2.48
Total gain (loss) from investment operations	0.67		10.75		3.70	(6.08)	9.16	2.49

Distributions to Shareholders:
Net investment income	(0.03)		(0.06)		– (4)	–	– (4)	(0.10)
Net realized gains	(3.69)		–		–	(3.66)	–	(0.09)
Total distributions	(3.72)		(0.06)		– (4)	(3.66)	– (4)	(0.19)
Net asset value, end of period/year	$33.40		$36.45		$25.76	$22.06	$31.80	$22.64
Market value, end of period/year	$33.40		$36.42		$–	$–	$–	$–

Total Return at Net Asset Value(5)	1.87%		41.78%		16.78%	-21.95%	40.46%	12.31%

Total Return at Market Value(5)	2.00%		41.66%		–	–	–	–

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$135,707		$168,514		$145,705	$128,086	$201,523	$153,647
Ratio to average net assets of:
Expenses Before Reimbursement	0.75%		0.76%		0.79%	0.81%	0.80%	0.83%
Net Expenses	0.75	%(6)	0.76%		0.79%	0.81%	0.80%	0.83%
Net investment income	(0.30	)%(6)	0.24%		0.25%	(0.19)%	0.37%	0.03%
Net investment income excluding special dividends	(0.30	)%(6)	(0.03)%		0.25%	(0.19)%	0.37%	0.03%
Portfolio turnover rate(7)	10%		40	%(8)	34%	52%	135%	88%

(1)	TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 6, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 6, 2024 reflect the performance of Class I of the TCW New America Premier Equities Fund.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $(0.03) for the year ended October 31, 2024.
(4)	Amount rounds to less than $0.01 per share.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW New America Premier Equities Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 40% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform 500 ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of period/year	$66.61		$48.75	$44.79	$54.50	$50.18
Net investment income (loss)(2)	0.43	(3)	0.83 (3)	0.76	0.72	0.22
Net realized and unrealized gain (loss) on investments	(1.44)		17.85	3.94	(9.79)	4.23
Total gain (loss) from investment operations	(1.01)		18.68	4.70	(9.07)	4.45

Distributions to Shareholders:
Net investment income	(0.42)		(0.82)	(0.74)	(0.64)	(0.13)
Total distributions	(0.42)		(0.82)	(0.74)	(0.64)	(0.13)
Net asset value, end of period/year	$65.18		$66.61	$48.75	$44.79	$54.50
Market value, end of period/year	$65.11		$66.63	$48.72	$44.78	$54.49

Total Return at Net Asset Value(4)	-1.53%		38.48%	10.51%	-16.72%	8.87%

Total Return at Market Value(4)	-1.68%		38.60%	10.47%	-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$719,609		$679,401	$538,167	$357,426	$235,434
Ratio to average net assets of:
Expenses	0.05	%(5)	0.05%	0.05%	0.05%	0.05	%(5)
Net investment income	1.26	%(5)	1.38%	1.55%	1.47%	1.15	%(5)
Net investment income excluding special dividends	1.23	%(5)	1.34%	1.55%	1.47%	1.15	%(5)
Portfolio turnover rate(6)	1%		3%	2%	4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.42 for the period ended April 30, 2025 and $0.81 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Supply Chain ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Period February 14, 2023 through October 31, 2023(1)
Per Share Data:
Net asset value, beginning of period/year	$65.19		$47.07	$50.04
Net investment income (loss)(2)	(0.01)		0.44 (3)	0.15
Net realized and unrealized gain (loss) on investments	(5.68)		17.84	(2.96)
Total gain (loss) from investment operations	(5.69)		18.28	(2.81)

Distributions to Shareholders:
Net investment income	(0.24)		(0.16)	(0.16)
Total distributions	(0.24)		(0.16)	(0.16)
Net asset value, end of period/year	$59.26		$65.19	$47.07
Market value, end of period/year	$59.32		$65.31	$47.07

Total Return at Net Asset Value(4)	-8.70%		38.85%	-5.63%

Total Return at Market Value(4)	-8.82%		39.11%	-5.63%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$8,889		$21,512	$9,415
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75%	0.75	%(5)
Net investment income	(0.02	)%(5)	0.71%	0.42	%(5)
Net investment income excluding special dividends	(0.02	)%(5)	0.14%	0.42%
Portfolio turnover rate(6)	28%		35%	63%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.08 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Systems ETF

For a share outstanding throughout the period/year presented.

	For the Period Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of period/year	$72.91		$50.49	$50.16	$49.94
Net investment income (loss)(2)	0.18		0.41	0.40 (3)	0.35	(3)
Net realized and unrealized gain (loss) on investments	(1.03)		22.45	0.34	0.18
Total gain (loss) from investment operations	(0.85)		22.86	0.74	0.53

Distributions to Shareholders:
Net investment income	(0.11)		(0.44)	(0.41)	(0.31)
Total distributions	(0.11)		(0.44)	(0.41)	(0.31)
Net asset value, end of period/year	$71.95		$72.91	$50.49	$50.16
Market value, end of period/year	$72.10		$72.95	$50.53	$50.18

Total Return at Net Asset Value(4)	-1.17%		45.38%	1.50%	1.09%

Total Return at Market Value(4)	-1.02%		45.34%	1.55%	1.13%

Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$357,576		$225,281	$124,205	$90,283
Ratio to average net assets of:
Expenses	0.75	%(5)	0.75%	0.75%	0.75	%(5)
Net investment income	0.49	%(5)	0.63%	0.79%	0.94	%(5)
Net investment income excluding special dividends	0.49	%(5)	0.63%	0.75%	0.66	%(5)
Portfolio turnover rate(6)	31%		28%	91%	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.38 for the year ended October 31, 2023 and $0.24 for the period February 2, 2022 through October 31, 2022.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements April 30, 2025 (Unaudited)

1. Organization

TCW ETF Trust (formerly Engine No. 1 ETF Trust) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of April 30, 2025, the Trust consisted of eleven operating investment portfolios, five of which are presented herein: TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF (each a “Fund” and collectively, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund
TCW Transform 500 ETF	Seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM.

Non-Diversified Funds
TCW Artificial Intelligence ETF	Seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of businesses that the Adviser has identified as using, or as having demonstrated an intent to use, predictive or generative AI in a way that is or has the potential to deliver a material improvement in the company’s financial condition.

TCW Compounders ETF	Seeks long-term growth of capital by investing in the companies that the Adviser believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. The Fund aims to actively capture returns from companies that show long-term growth, quality, and durability characteristics as a result of such economic transformation or play a central role of enabling other companies to do the same.

TCW Transform Supply Chain ETF	Seeks long-term growth of capital by investing in the equities of companies that it deems are creating value through supply chain transformation.

TCW Transform Systems ETF	Seeks long-term growth of capital by investing in companies that the Adviser believes will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed.

There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuations

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the “valuation designee” with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and period reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

Each Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions and Related Investment Income

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the TCW Transform 500 ETF involves the risk of imperfect or even negative correlation to the Morningstar® US Large Cap Select IndexSM (its “Underlying Index”) if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the period ended April 30, 2025, the average monthly notional amount of open futures contracts for the TCW Transform 500 ETF was $520,144. The range of monthly notional amounts was $284,421 to $908,363. For the period ended April 30, 2025, TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2025

TCW Transform 500 ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*	Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$19,443*	Unrealized depreciation on futures contracts*	$–

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$(53,494)	$16,939

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedules of Investments.

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

The following table summarizes each Fund’s securities lending agreements by counterparty which are subject to rights of offset as of April 30, 2025:

TCW Transform 500 ETF

Counterparty	Value of Securities on Loan	Cash Collateral Received(a)	Fair Value on Non-Cash Collateral Received	Net Exposure(b)
UBS AG London Branch	$187,974	$187,974	$–	$–
Total	$187,974	$187,974	$–	$–

(a)	Collateral with a value of $362,614 has been received in connection with securities lending agreements. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund and is calculated based on prior day’s prices.
(b)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

The table below represents the disaggregation at April 30, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements as of April 30, 2025
	Overnight and		Between 30 &
	Continuous	< 30 days	90 days	> 90 days	Total
Transform 500 ETF
Securities Lending Transactions
Money Market Fund	$362,614	$–	$–	$–	$362,614
Total borrowings					$362,614
Gross amount of recognized liabilities for securities lending transactions					$362,614

TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not have any securities on loan as of April 30, 2025.

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

Warrants

Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are not actively traded, and valuation adjustments are applied, they are generally categorized as Level 3 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

	Warrants		Total
TCW Compounders ETF
Balance as of October 31, 2024	$0	*	$0	*
Accrued Discounts (Premiums)	–		–
Realized Gain (Loss)	–		–
Change in Unrealized Appreciation (Depreciation)	–		–
Purchases	–		–
Sales	–		–
Transfer in to Level 3	–		–
Transfer out of Level 3	–		–
Balance as of April 30, 2025	$0	*	$0	*

*	Amount rounds to less than $0.50.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2025 are as follows:

Description	Fair Value at April 30, 2025		Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Input to Valuation If Input Increases
TCW Compounders ETF
Warrants	$0	**	Broker Quote	Offered Quote	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.
**	Amount rounds to less than $0.50.

3. Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Effective October 13, 2023, TCW Group Inc. acquired the ETF business from Engine No. 1 and the Funds’ investment adviser became TCW Investment Management Company LLC. Prior to that date, the Funds’ investment adviser was Fund Management at Engine No. 1 LLC.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.75% for the TCW Artificial Intelligence ETF, 0.75% for the TCW Compounders ETF, 0.05% for the TCW Transform 500 ETF, 0.75% for the TCW Transform Supply Chain ETF and 0.75% for the TCW Transform Systems ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

4. Related Parties

At April 30, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

5. Committed Line of Credit

The Funds, together with the TCW Metropolitan West Funds and the TCW Funds, Inc., have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest rate on borrowing is the higher Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

6. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange (See Note 12 – Subsequent Events). Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

7. Risk Considerations

Principal Investment Risks. Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Non-Diversified Fund Risk. Although the TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF intend to invest in a variety of securities and instruments, these Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, these Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Industrials Sector Risk (TCW Artificial Intelligence ETF). The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Supply Chain Risk (TCW Transform Supply Chain ETF). Companies’ supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk (TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF). Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

8. Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended April 30, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At April 30, 2025, net unrealized appreciation (depreciation) on investments and derivatives for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
TCW Artificial Intelligence ETF	$49,863,939	$6,269,149	$(3,814,794)	$2,454,355
TCW Compounders ETF	$101,316,652	$35,782,173	$(1,984,923)	$33,797,250
TCW Transform 500 ETF	$633,574,379	$129,415,478	$(43,083,270)	$86,332,208
TCW Transform Supply Chain ETF	$8,786,047	$535,006	$(836,398)	$(301,392)
TCW Transform Systems ETF	$337,957,428	$36,528,774	$(16,978,047)	$19,550,727

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
TCW Artificial Intelligence ETF	$1,607,481	$1,272,797	$2,880,279
TCW Compounders ETF	$–	$–	$–
TCW Transform 500 ETF	$4,824,400	$7,572,095	$12,396,495
TCW Transform Supply Chain ETF	$397,999	$–	$397,999
TCW Transform Systems ETF	$16,741,242	$1,225,566	$17,966,808

Notes to Financial Statements (Continued) April 30, 2025 (Unaudited)

9. Purchases and Sales of Securities

Investment transactions (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2025 were as follows:

Fund	Purchases	Sales
TCW Artificial Intelligence ETF	$7,246,032	$6,886,929
TCW Compounders ETF	$45,716,449	$15,088,090
TCW Transform 500 ETF	$40,732,564	$7,413,895
TCW Transform Supply Chain ETF	$6,814,522	$4,895,129
TCW Transform Systems ETF	$113,155,225	$97,758,964

For the period ended April 30, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
TCW Artificial Intelligence ETF	$15,175,065	$12,165,682
TCW Compounders ETF	$9,678,457	$73,496,114
TCW Transform 500 ETF	$78,270,914	$53,217,661
TCW Transform Supply Chain ETF	$–	$12,586,155
TCW Transform Systems ETF	$141,446,335	$26,332,273

10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

11. New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. The Funds represent a single operating segment, as the operating results of the Funds are monitored as a whole, and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ CODM, who act in accordance with Board of Trustee reviews and approvals. The CODM monitors and actively manages the operating results of each Fund. There have been no impacts to date.

12. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

Effective June 27, 2025, the Funds will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the Funds in the TCW ETF Trust is available on TCW’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the Funds’ website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in the TCW ETF Trust and such Funds’ net asset value can be found on our website at www.tcw.com/Literature/Fund-Literature.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined on the Internet at the SEC’s website at www.sec.gov.

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, CA 90013

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, And Others Of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis For Approval Of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases Of Equity Securities by Closed-End Management Investment Companies And Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission Of Matters to A Vote Of Security Holders.

Not applicable.

Item 16. Controls And Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery Of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2)	Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW ETF Trust

By: (Signature and Title)

By:	/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

By:	/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	July 3, 2025

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	Treasurer (Principal Financial Officer)
Date:	July 3, 2025